Share-Based Payments - Schedule of Options are Fair Valued Using Monte Carlo Simulation (Details) - Fair Values [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Options are Fair Valued Using Monte Carlo Simulation [Line Item]
Expected weighted average volatility (%)	144.00%	108.00%
Probability of no default	91.00%	92.00%
Risk-free interest rate	4.39%	4.38%